Disclosure of Capital Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial risk management [Abstract]
Interest bearing borrowings, net of deferred financing costs	$ 5,427	$ 4,275
Cash and cash equivalents	(2,676)	(1,239)	$ (1,284)	$ (1,283)
Restricted cash and cash equivalents	(13)	(11)
Net debt	2,738	3,025
Equity	4,409	4,538	$ 5,007	$ 5,839
Total capital	$ 7,147	$ 7,563
Gearing ratio	38.30%	40.00%